RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 16:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company entered into a number of agreements for the purchase of infrastructure, construction and services from C. Mer Industries Ltd. ("C. Mer"), a publicly traded company in Israel (TASE). The Company's controlling shareholder, FIMI Opportunity Funds ("FIMI"), holds approximately 36.6% of C. Mer's share capital.

b.
In December 2015 the Company entered into a memorandum of understanding with Orbit Communication Systems, ("Orbit"), a publicly traded company in Israel (TASE), for development and manufacture of antenna for an aggregate amount of approximately $1,750. The memorandum specifies prices per additional product units ordered in the future by the Company. In August 2017, FIMI acquired approximately 33.4% of Orbit's share capital and representatives of FIMI serve on Orbit's board of directors. Transactions with Orbit are presented for the period starting August 2017. As of December 31, 2019, FIMI holds approximately 41.8% of Orbit share capital.

c.	Transactions with the related parties:

	Year ended December 31,
	2019	2018	2017

Cost of revenues of products	$2,048	$764	$3,770

Research and development	-	$346	$61

Purchase of property and equipment and inventory	-	$101	$100

d.	Balances with the related parties:

	December 31,
	2019	2018

Advance payments	$344	$144

Trade payables	$109	$125

Accrued expenses	$1,761	$1,797